Agreements (Details Textual) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Agreements (Textuals)
Estimated average nominal cost | $		$ 263,000
Average annual cost | $		21,900
Business obligation to acquire terminal equipment | ₪	₪ 147		₪ 71
Business acquisition consumption expense | ₪	342
Monthly discount | $		$ 80
January 8, 2018 [Member]
Agreements (Textuals)
Estimated fair value of land cost | ₪	₪ 497
Business agreement, description	The Board of Directors of Bezeq approved Bezeq's agreement for the sale of a real estate asset in the Sakia complex for a total consideration of NIS 497 (plus VAT), which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022.	The Board of Directors of Bezeq approved Bezeq's agreement for the sale of a real estate asset in the Sakia complex for a total consideration of NIS 497 (plus VAT), which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022.